EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY
Schedule of basic earnings per share

	For the years ended December 31
	2022	2021	2020
Profit attributable to owners of the Company (in thousands of RMB)	4,191,927	5,759,422	862,054
Adjustment: cumulative distributions reserved of other equity instruments (in thousands of RMB)	(117,292)	(209,500)	(275,000)
Adjusted profit attributable to ordinary shares holders of the Company	4,074,635	5,549,922	587,054

	For the years ended December 31
	2022	2021	2020
Number of ordinary shares in issue (thousands) as of January 1	17,022,673	17,022,673	17,022,673
Weighted average number of ordinary shares in issue	17,022,673	17,022,673	17,022,673

Basic earnings per share (RMB)	0.239	0.326	0.034